UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings/ (Accumulated Deficit)	Accumulated Other Comprehensive Loss	Total Navios Holdings' Stockholders' Equity	Noncontrolling Interest
Balance, shares at Dec. 31, 2015		73,935	110,468,753
Balance, value at Dec. 31, 2015	$ 1,110,552	$ 0	$ 11	$ 726,791	$ 262,603	$ (445)	$ 988,960	$ 121,592
Net loss	(29,166)				(33,881)		(33,881)	4,715
Total other comprehensive loss	445					445	445
Acquisition of treasury stock, value (Note 9)	(819)			(819)			(819)
Acquisition of treasury stock, shares (Note 9)			(948,584)
Stock-based compensation expenses, value	1,679			1,679			1,679
Stock-based compensation expenses, shares			21,301
Cancellation of shares			(2,850)
Dividends declared/ paid	(600)				(600)		(600)
Balance, shares (unaudited) at Jun. 30, 2016		73,935	109,538,620
Balance, value (unaudited) at Jun. 30, 2016	1,082,091	$ 0	$ 11	727,651	228,122	0	955,784	126,307
Balance, shares at Dec. 31, 2016		49,504	117,131,407
Balance, value at Dec. 31, 2016	803,553	$ 0	$ 12	678,531	(256)	0	678,287	125,266
Net loss	(85,462)				(85,977)		(85,977)	515
Total other comprehensive loss	0					0	0
Tender Offer - Redemption of preferred stock (Note 9)		(766)
Tender Offer - Redemption of preferred stock (Note 9)			625,815
Tender Offer - Redemption of preferred stock (Note 9)	(482)			(716)	234		(482)
Conversion of convertible preferred stock to common stock, shares (Note 9)		(2,436)
Conversion of convertible preferred stock to common stock, shares (Note 9)			1,740,000
Stock-based compensation expenses, value	2,110			2,110			2,110
Balance, shares (unaudited) at Jun. 30, 2017		46,302	119,497,222
Balance, value (unaudited) at Jun. 30, 2017	$ 719,719	$ 0	$ 12	$ 679,925	$ (85,999)	$ 0	$ 593,938	$ 125,781